Security Federal Corporation and Subsidiaries Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (USD $)	Preferred Stock	Warrants	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balances At Beginning Of Period at Mar. 31, 2009	$ 17,620,065	$ 400,000	$ 26,040	$ 5,299,235	$ (4,330,712)	$ 3,809,934	$ 44,267,736	$ 67,092,298
Net Income							1,604,801	1,604,801
Other Comprehensive Income, Net of Tax:
Unrealized Holding Gains On Securities Available For Sale, Net of Taxes						1,550,231		1,550,231
Reclassification Adjustment For Gains Included In Net Income, Net of Taxes						(752,085)		(752,085)
Comprehensive Income								2,402,947
Accretion Of Preferred Stock To Redemption Value	72,544						(72,544)
Employee Stock Purchase Plan Purchases			15	19,785				19,800
Stock Compensation Expense				33,124				33,124
Cash Dividends On Preferred							(900,000)	(900,000)
Cash Dividends On Common							(787,550)	(787,550)
Balances At End Of Period at Mar. 31, 2010	17,692,609	400,000	26,055	5,352,144	(4,330,712)	4,608,080	44,112,443	67,860,619
Net Income							1,842,913	1,842,913
Other Comprehensive Income, Net of Tax:
Unrealized Holding Gains On Securities Available For Sale, Net of Taxes						(27,634)		(27,634)
Reclassification Adjustment For Gains Included In Net Income, Net of Taxes						(942,771)		(942,771)
Comprehensive Income								872,508
Common Stock Issuance			4,829	4,824,231				4,829,060
Preferred Stock Issuance	22,000,000							22,000,000
Preferred Stock Redemption	(17,711,425)						(288,575)	(18,000,000)
Accretion Of Preferred Stock To Redemption Value	18,816						(18,816)
Stock Compensation Expense							34,424	34,424
Cash Dividends On Preferred							(726,222)	(726,222)
Cash Dividends On Common							(858,184)	(858,184)
Balances At End Of Period at Mar. 31, 2011	22,000,000	400,000	30,884	10,176,375	(4,330,712)	3,637,675	44,097,983	76,012,205
Net Income							1,795,375	1,795,375
Other Comprehensive Income, Net of Tax:
Unrealized Holding Gains On Securities Available For Sale, Net of Taxes						4,322,055		4,322,055
Reclassification Adjustment For Gains Included In Net Income, Net of Taxes						(1,426,157)		(1,426,157)
Comprehensive Income								4,691,273
Redemption Of Mandatorily Redeemable Financial Instrument			565	1,416,747				1,417,312
Stock Compensation Expense				33,123				33,123
Cash Dividends On Preferred							(440,000)	(440,000)
Cash Dividends On Common							(942,027)	(942,027)
Balances At End Of Period at Mar. 31, 2012	$ 22,000,000	$ 400,000	$ 31,449	$ 11,626,245	$ (4,330,712)	$ 6,533,573	$ 44,511,331	$ 80,771,886